[THE MANAGEMENT TEAM LOGO]

The Management Team

FUND
Mercury Pan-European Growth Fund
of Mercury Asset Management Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

ADMINISTRATOR AND SUB-ADVISER
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 45289
Jacksonville, Florida 32232-5289
(888-763-2260)

INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

MERCURY PAN-EUROPEAN GROWTH FUND